Segment Information - Schedule of Reportable Segments Measure of Profit and Loss is Earnings Before Interest, Taxes, Foreign Exchange Gain (Loss) (Details) - USD ($) $ in Thousands		3 Months Ended							9 Months Ended			12 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023		Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2023		Dec. 31, 2023	Dec. 31, 2022
Schedule of Reportable Segments Measure of Profit and Loss is Earnings Before Interest, Taxes, Foreign Exchange Gain (Loss) [Line Items]
Revenue	$ 3,600	$ 2,069			$ 1,581				$ 5,383	$ 16,097		$ 18,244	$ 15,950
Share of gain or (loss) from equity method investments									2,912
Share of gain or (loss) from equity method investments		38								(3,690)
Segment income (loss) from operations		(2,422)							(8,380)	(36,627)
Depreciation and amortization expense		(1)			(59)				(4)	(1,575)		(1,576)	(737)
Interest expense		(421)			(321)				(1,128)	(887)		(1,124)	(1,113)
Other income										92		300	700
Interest income		4							10
Change in fair value of warrant liabilities		676							(1,715)			(2,972)
Change in fair value of earnout liabilities		40,649							172,271			(345,413)
Foreign exchange transaction gain		816							298	(396)
Income tax benefit					7				1	26		325
Net income		39,301	$ 8,028	$ 114,024	4,310		$ (8,802)	$ (9,850)	161,353	(14,342)		(430,930)	(17,428)
Falcon’s Creative Group [Member]
Schedule of Reportable Segments Measure of Profit and Loss is Earnings Before Interest, Taxes, Foreign Exchange Gain (Loss) [Line Items]
Revenue												14,514	17,460
Share of gain or (loss) from equity method investments												(6,024)
Falcon’s Creative Group [Member] | Reportable Segments [Member]
Schedule of Reportable Segments Measure of Profit and Loss is Earnings Before Interest, Taxes, Foreign Exchange Gain (Loss) [Line Items]
Revenue					1,267	[1]				14,514	[1]
Share of gain or (loss) from equity method investments		(1,658)				[2]					[2]
Segment income (loss) from operations		(1,658)			(4,868)					(5,596)
Destination Operations [Member]
Schedule of Reportable Segments Measure of Profit and Loss is Earnings Before Interest, Taxes, Foreign Exchange Gain (Loss) [Line Items]
Revenue												481	293
Share of gain or (loss) from equity method investments												288	3
Destination Operations [Member] | Reportable Segments [Member]
Schedule of Reportable Segments Measure of Profit and Loss is Earnings Before Interest, Taxes, Foreign Exchange Gain (Loss) [Line Items]
Revenue		347			274				445	380
Share of gain or (loss) from equity method investments									239
Share of gain or (loss) from equity method investments		77			84					212
Segment income (loss) from operations		(91)			(526)				(846)	(1,324)
PDP [Member]
Schedule of Reportable Segments Measure of Profit and Loss is Earnings Before Interest, Taxes, Foreign Exchange Gain (Loss) [Line Items]
Revenue
Share of gain or (loss) from equity method investments												1,192	3,229
PDP [Member] | Reportable Segments [Member]
Schedule of Reportable Segments Measure of Profit and Loss is Earnings Before Interest, Taxes, Foreign Exchange Gain (Loss) [Line Items]
Revenue
Share of gain or (loss) from equity method investments									2,810
Share of gain or (loss) from equity method investments		1,619			1,527					1,902
Segment income (loss) from operations		1,619			1,527				2,810	1,902
Falcons Beyond Brands [Member]
Schedule of Reportable Segments Measure of Profit and Loss is Earnings Before Interest, Taxes, Foreign Exchange Gain (Loss) [Line Items]
Revenue												1,482
Share of gain or (loss) from equity method investments
Falcons Beyond Brands [Member] | Reportable Segments [Member]
Schedule of Reportable Segments Measure of Profit and Loss is Earnings Before Interest, Taxes, Foreign Exchange Gain (Loss) [Line Items]
Revenue		1			1				1	1,482
Share of gain or (loss) from equity method investments
Segment income (loss) from operations		(706)			(2,356)				(2,162)	(3,450)
Intersegment Eliminations [Member]
Schedule of Reportable Segments Measure of Profit and Loss is Earnings Before Interest, Taxes, Foreign Exchange Gain (Loss) [Line Items]
Revenue												(279)
Share of gain or (loss) from equity method investments												(2,140)
Intersegment Eliminations [Member] | Reportable Segments [Member]
Schedule of Reportable Segments Measure of Profit and Loss is Earnings Before Interest, Taxes, Foreign Exchange Gain (Loss) [Line Items]
Revenue					39					(279)
Share of gain or (loss) from equity method investments					(709)					(711)
Segment income (loss) from operations					(671)					(913)
Unallocated Corporate Overhead [Member]
Schedule of Reportable Segments Measure of Profit and Loss is Earnings Before Interest, Taxes, Foreign Exchange Gain (Loss) [Line Items]
Revenue												2,046
Share of gain or (loss) from equity method investments
Unallocated Corporate Overhead [Member] | Reportable Segments [Member]
Schedule of Reportable Segments Measure of Profit and Loss is Earnings Before Interest, Taxes, Foreign Exchange Gain (Loss) [Line Items]
Revenue		1,721							4,937
Share of gain or (loss) from equity method investments
Segment income (loss) from operations		$ (1,586)			(11,216)				$ (8,045)	(23,197)
Sierra Parima [Member]
Schedule of Reportable Segments Measure of Profit and Loss is Earnings Before Interest, Taxes, Foreign Exchange Gain (Loss) [Line Items]
Revenue
Share of gain or (loss) from equity method investments												$ (5,614)	$ (1,719)
Sierra Parima [Member] | Reportable Segments [Member]
Schedule of Reportable Segments Measure of Profit and Loss is Earnings Before Interest, Taxes, Foreign Exchange Gain (Loss) [Line Items]
Revenue
Share of gain or (loss) from equity method investments					(1,413)					(4,049)
Segment income (loss) from operations					$ (1,413)					$ (4,049)

[1]	Revenue for the period ended July 27, 2023 (prior to FCG’s deconsolidation).
[2]	The Company’s share of its equity method investment in FCG subsequent to deconsolidation on July 27, 2023.